DIVESTITURES (Details) - Chirano $ in Millions					1 Months Ended		12 Months Ended
	Aug. 12, 2025 USD ($) shares	Aug. 12, 2025 $ / shares	Aug. 08, 2025 USD ($)	Aug. 10, 2022 USD ($) shares	Oct. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
DIVESTITURES
Percentage of equity interest disposed off				90.00%
Total consideration				$ 225.0
Cash consideration received				$ 60.0
Asante shares received as consideration | shares				34,962,584
Deferred payment consideration, to be received over two year period subsequent to closing				$ 128.8
Deferred payment consideration, including accrued interest, received (in shares) | shares	36,927,650
Common shares were recorded at fair value	$ 44.0
Principal amount convertible debenture received in settlement of deferred payment consideration, including accrued interest	79.7
Conversion feature embedded in debenture receivables (in dollars per share) | $ / shares		$ 1.81
Recognized interest of million in finance income			$ 31.8
Gain on refinancing in other income			$ 15.4
Number of shares sold | shares						66,778,634
Recognized gains in OCI						$ 5.5
Convertible debenture receivable stock that is converted | shares					61,735,867
Recognized an additional gain in other income							$ 15.8
Cash proceeds received from deferred payment consideration including accrued interest and sale of Asante securities	$ 53.4				$ 95.5	$ 82.8	$ 231.7